United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-58429

(Investment Company Act File Number)

Federated Investment Series Funds, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Quarter ended 02/29/2012

Item 1. Schedule of Investments

Federated Bond Fund

Portfolio of Investments

February 29, 2012 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 66.4%
		Basic Industry - Chemicals – 1.6%
$3,760,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	4,045,681
1,970,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	2,629,207
1,275,000		Ecolab, Inc., Sr. Unsecd. Note, 4.35%, 12/8/2021	1,406,186
1,920,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	2,016,641
1,600,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	1,637,601
2,220,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	2,412,662
200,000		Nova Chemicals Corp., Sr. Unsecd. Note, 7.875%, 9/15/2025	202,625
2,365,000		RPM International, Inc., 6.50%, 2/15/2018	2,657,877
2,385,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	2,660,866
1,525,000		Rohm & Haas Co., 6.00%, 9/15/2017	1,767,511
		TOTAL	21,436,857
		Basic Industry - Metals & Mining – 3.1%
2,500,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	2,766,717
70,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	73,272
1,860,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	2,413,350
800,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	841,324
850,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	819,059
1,370,000		ArcelorMittal, 6.125%, 6/1/2018	1,443,237
2,100,000		ArcelorMittal, Sr. Unsecd. Note, 4.50%, 2/25/2017	2,116,361
4,000,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	3,950,704
1,460,000		ArcelorMittal, Sr. Unsecd. Note, 5.375%, 6/1/2013	1,515,292
750,000		ArcelorMittal, Sr. Unsecd. Note, 6.75%, 3/1/2041	731,274
2,960,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	3,030,074
3,325,000	[1,2]	Codelco, Inc., Bond, Series 144A, 5.625%, 9/21/2035	3,849,935
500,000		Freeport-McMoran Copper & Gold, Inc., Sr. Unsecd. Note, 8.375%, 4/1/2017	524,000
3,100,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	3,220,660
2,010,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	1,927,074
2,400,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	2,451,593
1,350,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,578,109
515,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	645,428
1,080,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	1,185,690
4,020,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	4,416,069
2,500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	2,770,247
		TOTAL	42,269,469
		Basic Industry - Paper – 0.9%
1,700,000		International Paper Co., Bond, 7.30%, 11/15/2039	2,201,363
1,175,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	1,512,940
1,430,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	1,438,384
2,850,000	[3,4,5]	Pope & Talbot, Inc., 8.375%, 6/1/2013	0
3,500,000		Westvaco Corp., 7.65%, 3/15/2027	3,726,687
3,750,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	4,092,301
		TOTAL	12,971,675
		Capital Goods - Aerospace & Defense – 0.4%
3,650,000	[1,2]	BAE Systems Holdings, Inc., Series 144A, 5.20%, 8/15/2015	3,931,173

Principal Amount or Shares			Value
$1,000,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	1,036,708
		TOTAL	4,967,881
		Capital Goods - Building Materials – 0.8%
5,500,000		Masco Corp., Note, 5.875%, 7/15/2012	5,582,500
4,460,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	5,211,398
		TOTAL	10,793,898
		Capital Goods - Construction Machinery – 0.2%
3,030,000	[1,2]	AGCO Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2021	3,207,028
		Capital Goods - Diversified Manufacturing – 1.9%
1,000,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	1,044,679
2,020,000		Harsco Corp., 5.75%, 5/15/2018	2,323,635
2,600,000		Hubbell, Inc., 5.95%, 6/1/2018	3,130,383
2,100,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,128,298
768,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 6.50%, 2/13/2013	800,659
1,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	1,219,100
1,810,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	2,233,799
3,970,000		Pentair, Inc., Company Guarantee, 5.00%, 5/15/2021	4,230,782
1,210,000		Roper Industries, Inc., 6.625%, 8/15/2013	1,296,185
660,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.25%, 9/1/2019	785,049
2,160,000		Textron Financial Corp., 5.40%, 4/28/2013	2,247,458
3,230,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	2,470,950
2,290,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	2,439,441
		TOTAL	26,350,418
		Capital Goods - Environmental – 0.0%
500,000		Republic Services, Inc., Note, 6.086%, 3/15/2035	599,942
		Capital Goods - Packaging – 0.1%
960,000	[1,2]	Rock-Tenn Co., Sr. Unsecd. Note, Series 144A, 4.45%, 3/1/2019	972,092
910,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	1,004,157
		TOTAL	1,976,249
		Communications - Media & Cable – 1.2%
900,000		Comcast Corp., 7.05%, 3/15/2033	1,150,774
1,480,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	1,788,846
300,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	309,567
5,010,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	5,595,105
3,080,000		DIRECTV Holdings LLC, Company Guarantee, 6.375%, 3/1/2041	3,717,121
1,810,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	2,004,842
1,000,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	1,239,233
1,090,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	1,442,239
		TOTAL	17,247,727
		Communications - Media Noncable – 1.4%
1,900,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	2,191,171
6,880,000		Grupo Televisa S.A., 6.625%, 3/18/2025	8,362,149
1,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	1,150,000
460,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	458,262
1,620,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	1,728,806
2,000,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	2,370,332
3,000,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	3,177,480
		TOTAL	19,438,200

Principal Amount or Shares			Value
		Communications - Telecom Wireless – 1.5%
$5,840,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	8,700,953
1,025,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,141,696
950,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	984,254
6,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	7,008,000
2,030,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	2,176,160
		TOTAL	20,011,063
		Communications - Telecom Wirelines – 2.0%
1,870,000		AT&T, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2014	2,070,805
3,810,000		BellSouth Corp., 5.20%, 9/15/2014	4,219,528
4,500,000		CenturyLink, Inc., Sr. Unsecd. Note, 6.45%, 6/15/2021	4,771,364
2,620,000		Citizens Communications Co., 9.00%, 8/15/2031	2,567,600
4,940,000	[1,2]	KT Corp., Note, Series 144A, 5.875%, 6/24/2014	5,250,606
2,140,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,337,950
2,700,000		Telefonica Emisiones Sau, Company Guarantee, 5.462%, 2/16/2021	2,723,743
3,030,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	3,136,885
		TOTAL	27,078,481
		Consumer Cyclical - Automotive – 1.5%
790,000	[1,2]	American Honda Finance Corp., Series MTN, 4.625%, 4/2/2013	823,925
5,200,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, 2.95%, 1/11/2017	5,336,928
2,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.625%, 9/15/2016	2,035,665
2,100,000	[3,4]	General Motors Corp., Note, Series MTN, 9.45%, 11/1/2049	31,500
1,340,000	[1,2]	Harley-Davidson Financial Services, Inc., Company Guarantee, Series 144A, 3.875%, 3/15/2016	1,404,707
670,000	[1,2]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 3/15/2017	670,533
2,710,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	2,934,749
430,000	[1,2]	Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 7/27/2016	445,956
300,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	344,324
5,200,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 4.50%, 1/30/2015	5,507,792
1,370,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	1,338,427
		TOTAL	20,874,506
		Consumer Cyclical - Entertainment – 1.4%
2,800,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3,016,645
1,230,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.15%, 4/30/2020	1,426,604
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	1,515,522
1,250,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	1,587,749
1,700,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	2,033,819
4,280,000		Time Warner, Inc., Company Guarantee, 6.25%, 3/29/2041	5,189,745
200,000		Time Warner, Inc., Deb., 8.375%, 3/15/2023	274,379
1,420,000		Viacom, Inc., Sr. Unsecd. Note, 2.50%, 12/15/2016	1,466,489
675,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	728,172
1,900,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	2,088,629
		TOTAL	19,327,753
		Consumer Cyclical - Lodging – 0.5%
2,900,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	3,099,330
1,400,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	1,399,039
740,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	811,225
1,530,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	1,743,432
		TOTAL	7,053,026
		Consumer Cyclical - Retailers – 1.1%
1,070,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	1,140,845

Principal Amount or Shares			Value
$2,240,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	2,370,804
1,578,318	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	1,620,745
600,000		Foot Locker, Inc., Sr. Unsecd. Note, 8.50%, 1/15/2022	624,000
2,070,000		Home Depot, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	2,675,802
900,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	934,875
1,120,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,097,600
1,150,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	1,243,021
3,055,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 5.625%, 4/15/2041	3,874,573
		TOTAL	15,582,265
		Consumer Cyclical - Services – 0.9%
7,475,000		Boston University, Series MTNA, 7.625%, 7/15/2097	9,082,125
1,040,000		eBay, Inc., Sr. Unsecd. Note, 3.25%, 10/15/2020	1,080,364
1,090,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	1,117,222
1,000,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	1,208,325
		TOTAL	12,488,036
		Consumer Non-Cyclical - Food/Beverage – 1.2%
3,180,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	3,568,285
500,000		Bunge Ltd., Sr. Note, 8.50%, 6/15/2019	619,914
1,400,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	1,452,990
1,130,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	1,468,602
3,930,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, 4.25%, 7/15/2022	4,047,088
1,070,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 5.75%, 4/7/2021	1,211,928
1,120,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	1,159,029
2,360,000	[1,2]	SABMiller Holdings, Inc., Company Guarantee, Series 144A, 2.45%, 1/15/2017	2,417,525
		TOTAL	15,945,361
		Consumer Non-Cyclical - Health Care – 0.6%
1,750,000		Boston Scientific Corp., 4.50%, 1/15/2015	1,880,288
1,550,000		Boston Scientific Corp., 6.00%, 1/15/2020	1,812,201
2,560,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	2,968,024
500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	543,310
500,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	547,997
540,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	617,908
		TOTAL	8,369,728
		Consumer Non-Cyclical - Pharmaceuticals – 0.5%
2,760,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	2,927,325
800,000		Dentsply International, Inc., Sr. Unsecd. Note, 2.75%, 8/15/2016	815,866
2,950,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	3,169,446
		TOTAL	6,912,637
		Consumer Non-Cyclical - Products – 0.6%
900,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	958,781
1,420,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	1,574,103
1,960,000		Philips Electronics NV, 5.75%, 3/11/2018	2,313,002
2,950,000		Whirlpool Corp., Series MTN, 5.50%, 3/1/2013	3,078,937
		TOTAL	7,924,823
		Consumer Non-Cyclical - Supermarkets – 0.1%
960,000		Kroger Co., Bond, 6.90%, 4/15/2038	1,238,678
300,000		Safeway, Inc., Sr. Unsecd. Note, 7.45%, 9/15/2027	364,493
		TOTAL	1,603,171

Principal Amount or Shares			Value
		Consumer Non-Cyclical - Tobacco – 0.1%
$740,000		Altria Group, Inc., 9.25%, 8/6/2019	1,011,300
950,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	1,055,180
		TOTAL	2,066,480
		Energy - Independent – 1.9%
460,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	509,482
5,890,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	7,055,613
495,000		Pemex Project Funding Master, 5.75%, 12/15/2015	551,430
1,000,000	[1,2]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.50%, 6/2/2041	1,143,817
6,000,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	6,431,306
7,180,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	7,894,362
600,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	606,347
440,000		XTO Energy, Inc., 6.375%, 6/15/2038	644,403
775,000		XTO Energy, Inc., 6.75%, 8/1/2037	1,182,600
		TOTAL	26,019,360
		Energy - Integrated – 1.7%
1,740,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	1,887,031
1,200,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	1,285,805
3,270,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	3,790,580
720,000		BP Capital Markets PLC, Company Guarantee, 5.25%, 11/7/2013	773,467
1,750,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	2,005,654
2,500,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	2,891,433
450,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	540,894
4,650,000		Petro-Canada, Bond, 5.35%, 7/15/2033	5,075,983
220,000		Petro-Canada, Deb., 7.00%, 11/15/2028	270,703
2,300,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	2,692,400
1,930,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	1,974,266
		TOTAL	23,188,216
		Energy - Oil Field Services – 0.8%
700,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	758,595
1,400,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	1,803,139
2,500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	2,635,993
210,000		Noble Drilling Corp., Sr. Note, 7.50%, 3/15/2019	266,938
990,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	1,079,640
400,000		Overseas Shipholding Group, Inc., Sr. Unsecd. Note, 8.75%, 12/1/2013	381,000
1,000,000	[1,2]	Schlumberger Investment SA, Company Guarantee, Series 144A, 1.95%, 9/14/2016	1,016,995
100,000		Weatherford International Ltd., 6.00%, 3/15/2018	115,149
2,700,000		Weatherford International Ltd., 7.00%, 3/15/2038	3,231,238
454,820	[1,2]	Windsor Petroleum Transport Corp., Series 144A, 7.84%, 1/15/2021	353,352
		TOTAL	11,642,039
		Energy - Refining – 0.6%
920,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	1,043,703
1,665,000		Valero Energy Corp., 7.50%, 4/15/2032	1,975,144
3,870,000		Valero Energy Corp., 9.375%, 3/15/2019	5,148,397
		TOTAL	8,167,244
		Financial Institution - Banking – 13.6%
1,000,000		American Express Co., Note, Series MTN, 2.75%, 9/15/2015	1,041,832
3,430,000		American Express Credit Corp., Series MTN, 5.875%, 5/2/2013	3,621,834
5,030,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.80%, 9/19/2016	5,223,774
3,660,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	3,882,824

Principal Amount or Shares			Value
$4,000,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	4,095,354
2,000,000		Bank of America Corp., Note, 4.50%, 4/1/2015	2,044,335
1,580,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	1,723,455
2,500,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	2,506,802
1,260,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	1,260,628
2,760,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	2,930,034
930,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	1,015,449
5,000,000	[1,2]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	4,357,651
4,750,000	[6]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	5,780,102
4,180,000		Capital One Capital IV, 6.745%, 2/17/2037	4,247,925
3,350,000		Capital One Capital V, 10.25%, 8/15/2039	3,509,125
3,140,000		Capital One Capital VI, 8.875%, 5/15/2040	3,256,262
2,270,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	2,530,376
4,000,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	4,363,533
1,470,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	1,555,804
2,500,000		Citigroup, Inc., Sr. Unsecd. Note, 4.587%, 12/15/2015	2,650,755
1,440,000		Citigroup, Inc., Sr. Unsecd. Note, 6.00%, 12/13/2013	1,530,073
6,460,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	7,670,485
1,450,000		City National Corp., Note, 5.25%, 9/15/2020	1,455,408
2,750,000		Deutsche Bank AG London, Sr. Unsecd. Note, Series 1, 3.25%, 1/11/2016	2,810,817
1,910,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	2,018,701
2,900,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	2,925,425
3,150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 2/7/2016	3,153,834
1,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	1,064,141
5,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	5,760,075
4,200,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.25%, 2/1/2041	4,344,939
2,100,000		Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	1,969,126
1,000,000		HSBC Bank USA, Sr. Sub. Note, 4.625%, 4/1/2014	1,058,295
600,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	662,601
2,900,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	2,944,447
3,500,000		Hudson United Bancorp, Series BKNT, 7.00%, 5/15/2012	3,537,674
780,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	893,840
2,050,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	2,188,722
870,000		JPMorgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	1,059,435
10,900,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	11,691,286
3,975,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	3,938,724
3,170,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, Series MTN, 6.05%, 8/15/2012	3,233,020
1,450,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	1,421,838
6,550,000		Morgan Stanley, Sr. Unsecd. Note, 3.80%, 4/29/2016	6,370,339
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.20%, 11/20/2014	1,004,825
900,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	889,069
2,840,000		Morgan Stanley, Sr. Unsecd. Note, 5.75%, 1/25/2021	2,823,228
3,300,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.625%, 9/23/2019	3,321,042
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,556,815
2,450,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	2,575,617
7,350,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 4/1/2018	7,817,911
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 4.25%, 9/21/2015	1,099,703
1,430,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	1,648,545
1,170,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	1,304,953

Principal Amount or Shares			Value
$500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, Series 144A, 6.517%, 3/29/2049	389,375
7,406,478	[1,2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	5,104,989
4,100,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	3,956,826
1,810,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	1,875,705
1,915,000		Suntrust Capital VIII, Jr. Sub. Note, 6.10%, 12/15/2036	1,901,850
4,500,000		Wachovia Bank N.A., Series BKNT, 4.80%, 11/1/2014	4,821,682
3,440,000		Wachovia Bank N.A., Sub. Note, Series BKNT, 4.875%, 2/1/2015	3,725,078
1,100,000		Wells Fargo Bank, N.A., Sub. Note, Series AI, 4.75%, 2/9/2015	1,185,657
3,550,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	4,244,219
616,523	[1,2]	World Financial, Pass Thru Cert., Series 144A, 6.91%, 9/1/2013	642,273
		TOTAL	187,190,461
		Financial Institution - Brokerage – 2.5%
5,970,000		BlackRock, Inc., 6.25%, 9/15/2017	7,095,629
2,500,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	2,496,646
1,500,000		Eaton Vance Corp., 6.50%, 10/2/2017	1,724,616
4,255,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	5,136,436
700,000		Franklin Resources, Inc., Sr. Unsecd. Note, 4.625%, 5/20/2020	780,562
1,375,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	1,494,500
1,000,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	990,000
4,390,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	4,763,150
1,020,000		Nuveen Investments, 5.50%, 9/15/2015	958,800
2,990,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	3,521,202
1,370,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	1,429,559
3,355,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	3,599,896
		TOTAL	33,990,996
		Financial Institution - Finance Noncaptive – 3.4%
3,300,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	4,026,019
7,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	7,301,792
1,910,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.95%, 5/9/2016	2,005,330
2,000,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.625%, 1/7/2021	2,147,550
2,850,000		General Electric Capital Corp., Sr. Unsecd. Note, 4.65%, 10/17/2021	3,106,640
6,500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	7,997,278
6,000,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	5,400,000
3,072,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	3,302,913
1,500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note — Sr. Sub Note, Series 144A, 4.34%, 12/21/2065	1,045,290
1,220,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,243,638
1,500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	1,631,003
4,000,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	3,761,549
3,250,000		Susa Partnership LP, 8.20%, 6/1/2017	3,949,589
		TOTAL	46,918,591
		Financial Institution - Insurance — Health – 0.1%
740,000		Wellpoint, Inc., 5.85%, 1/15/2036	884,925
		Financial Institution - Insurance - Life – 3.6%
2,750,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	2,966,149
2,715,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	3,551,974
6,220,000		American International Group, Inc., Sr. Unsecd. Note, 4.25%, 9/15/2014	6,442,157
2,500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	2,785,536
1,000,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	1,187,592
700,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	744,751

Principal Amount or Shares			Value
$3,860,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	5,639,998
3,570,000		MetLife, Inc., 6.75%, 6/1/2016	4,282,998
1,000,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	1,430,000
600,000		MetLife, Inc., Sr. Unsecd. Note, 2.375%, 2/6/2014	616,513
700,000	[1,2]	New York Life Insurance Co., Sub. Note, Series 144A, 6.75%, 11/15/2039	913,618
2,950,000	[1,2]	Pacific Life Global Funding, Sr. Secd. Note, Series 144A, 5.15%, 4/15/2013	3,079,793
4,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	4,241,736
1,000,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	1,179,980
1,530,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,819,854
2,500,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.75%, 9/17/2015	2,738,015
1,000,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	1,147,800
3,950,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	4,540,568
		TOTAL	49,309,032
		Financial Institution - Insurance - P&C – 1.4%
2,940,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	3,331,725
540,000		CNA Financial Corp., 6.50%, 8/15/2016	605,911
1,000,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	1,084,578
920,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	998,754
700,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	813,883
1,710,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,861,578
850,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	851,824
4,000,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.75%, 3/15/2014	4,169,511
3,400,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	4,256,453
350,000		PXRE Capital Trust I, 8.85%, 2/1/2027	325,500
265,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	301,305
1,000,000	[1,2]	USF&G Corp., Series 144A, 8.312%, 7/1/2046	1,204,991
		TOTAL	19,806,013
		Financial Institution - REITs – 1.9%
1,750,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	1,933,501
1,450,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	1,473,932
3,500,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	4,074,822
1,500,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,580,198
1,500,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	1,603,613
300,000		First Industrial LP, Sr. Unsecd. Note, 7.60%, 7/15/2028	281,849
425,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 8/15/2016	453,467
2,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	2,223,401
225,000		Hospitality Properties Trust, Sr. Unsecd. Note, 6.75%, 2/15/2013	229,582
421,000		iStar Financial, Inc., Sr. Unsecd. Note, Series B, 5.70%, 3/1/2014	383,110
1,535,000		Liberty Property LP, 6.625%, 10/1/2017	1,762,686
740,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	849,385
720,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	723,650
500,000		Realty Income Corp., Sr. Unsecd. Note, 6.75%, 8/15/2019	587,925
1,450,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	1,516,120
1,430,000		Simon Property Group LP, 6.125%, 5/30/2018	1,713,133
830,000		Simon Property Group LP, 6.75%, 5/15/2014	914,913
2,000,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	2,258,420
920,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	965,187
		TOTAL	25,528,894

Principal Amount or Shares			Value
		Municipal Services – 0.3%
$1,825,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	1,719,698
2,980,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	2,824,593
		TOTAL	4,544,291
		Sovereign – 0.3%
2,340,000		Corp Andina De Fomento, Sr. Unsecd. Note, 3.75%, 1/15/2016	2,408,753
1,550,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	2,211,742
		TOTAL	4,620,495
		Technology – 2.6%
1,580,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	1,671,381
1,400,000		BMC Software, Inc., 7.25%, 6/1/2018	1,680,841
750,000		BMC Software, Inc., Sr. Unsecd. Note, 4.25%, 2/15/2022	781,104
2,070,000		Cisco Systems, Inc., Sr. Unsecd. Note, 3.15%, 3/14/2017	2,263,562
1,400,000		Corning, Inc., Unsecd. Note, 4.75%, 3/15/2042	1,424,327
4,030,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	4,776,704
6,175,000		Harris Corp., 5.95%, 12/1/2017	7,010,463
1,600,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,693,084
3,020,000		Hewlett-Packard Co., Sr. Unsecd. Note, 4.75%, 6/2/2014	3,245,017
965,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,390,081
560,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	655,038
2,330,000		KLA-Tencor Corp., 6.90%, 5/1/2018	2,791,292
1,475,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	1,520,866
975,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	1,076,983
2,030,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	2,117,488
1,055,000		Xerox Corp., Sr. Unsecd. Note, 4.50%, 5/15/2021	1,082,763
		TOTAL	35,180,994
		Transportation - Airlines – 0.4%
121,052		Continental Airlines, Inc., Pass Thru Cert., Series 971A, 7.461%, 4/1/2015	119,684
1,995,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	2,387,843
2,870,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	3,101,854
		TOTAL	5,609,381
		Transportation - Railroads – 0.9%
3,095,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	3,700,679
1,674,535		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	2,010,878
3,150,000		Canadian Pacific RR, 7.125%, 10/15/2031	3,711,023
1,000,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	1,192,140
1,410,000		Union Pacific Corp., 4.875%, 1/15/2015	1,561,248
		TOTAL	12,175,968
		Transportation - Services – 0.4%
3,080,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	3,583,897
1,175,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	1,225,543
765,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2017	800,228
		TOTAL	5,609,668
		Utility - Electric – 3.7%
650,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	865,700
300,000		Avista Corp., 1st Mtg. Bond, 5.95%, 6/1/2018	364,124
484,850		Bruce Mansfield Unit 1 2, Pass Thru Cert., 6.85%, 6/1/2034	521,214
1,530,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	1,686,697
1,180,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	1,423,404
2,000,000		Dominion Resources, Inc., Unsecd. Note, Series B, 5.95%, 6/15/2035	2,471,105

Principal Amount or Shares			Value
$100,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	135,766
5,150,000		Enersis S.A., Note, 7.40%, 12/1/2016	6,098,347
300,000		Entergy Gulf States, Inc., 1st Mtg. Bond, 6.18%, 3/1/2035	299,207
900,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	1,055,827
300,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	362,406
3,400,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	3,688,297
2,680,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	3,077,542
1,055,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	1,133,413
2,415,318	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	2,671,772
1,100,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	1,138,530
1,330,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	1,434,325
6,060,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	7,310,441
800,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,173,307
1,835,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	1,901,094
1,200,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	1,323,089
1,350,000		PSEG Power LLC, Sr. Unsecd. Note, 4.15%, 9/15/2021	1,409,970
200,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	251,261
2,460,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	2,551,029
2,940,000		Union Electric Co., 6.00%, 4/1/2018	3,479,003
1,000,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	1,171,592
124,161		Waterford 3 Funding Corp., 8.09%, 1/2/2017	124,241
2,020,000		Westar Energy, Inc., 5.875%, 7/15/2036	2,263,365
		TOTAL	51,386,068
		Utility - Natural Gas Distributor – 0.6%
195,000		Atmos Energy Corp., 8.50%, 3/15/2019	258,612
830,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	906,234
2,425,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	2,521,190
400,000		Sabine Pass LNG LP, Sr. Secd. Note, 7.50%, 11/30/2016	432,000
1,300,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,626,711
2,540,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	3,045,617
		TOTAL	8,790,364
		Utility - Natural Gas Pipelines – 2.1%
2,390,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	2,639,842
2,765,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	2,902,357
335,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	376,690
3,080,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,518,651
1,000,000		Enterprise Products Operating LLC, Company Guarantee, 3.70%, 6/1/2015	1,066,196
3,850,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	4,437,262
2,500,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	2,903,165
1,000,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.00%, 12/15/2013	1,065,654
3,300,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	3,479,141
1,190,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	1,376,035
830,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	996,008
3,100,000		Williams Partners LP, 5.25%, 3/15/2020	3,528,051
		TOTAL	28,289,052
		TOTAL CORPORATE BONDS (IDENTIFIED COST $842,109,257)	915,348,726
		Mortgage-Backed Securities – 0.0%
4,950		Federal Home Loan Mortgage Corp., Pool C00702, 6.00%, 1/1/2029	5,520
5,660		Federal Home Loan Mortgage Corp., Pool C00748, 6.00%, 4/1/2029	6,316

Principal Amount or Shares			Value
$694		Federal Home Loan Mortgage Corp., Pool C20263, 6.00%, 1/1/2029	773
3,703		Federal Home Loan Mortgage Corp., Pool C25621, 6.50%, 5/1/2029	4,175
4,827		Federal National Mortgage Association, Pool 313324, 9.00%, 6/1/2017	5,399
6,607		Federal National Mortgage Association, Pool 323159, 7.50%, 4/1/2028	7,760
3,370		Federal National Mortgage Association, Pool 421223, 7.00%, 5/1/2028	3,834
1,380		Federal National Mortgage Association, Pool 429707, 6.50%, 5/1/2013	1,415
3,399		Federal National Mortgage Association, Pool 430232, 7.00%, 8/1/2028	3,887
28,788		Federal National Mortgage Association, Pool 439947, 6.50%, 11/1/2028	32,481
22,044		Federal National Mortgage Association, Pool 489867, 6.50%, 3/1/2029	24,941
5,110		Government National Mortgage Association, Pool 449491, 7.50%, 12/15/2027	5,996
2,075		Government National Mortgage Association, Pool 486467, 7.00%, 8/15/2028	2,386
9,569		Government National Mortgage Association, Pool 780339, 8.00%, 12/15/2023	11,163
5,052		Government National Mortgage Association, Pool 780340, 9.00%, 11/15/2017	5,595
5,737		Government National Mortgage Association, Pool 780373, 7.00%, 12/15/2023	6,516
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $113,700)	128,157
		MUNICIPAL BOND – 0.2%
		Municipal Services – 0.2%
2,080,000		Tampa, FL Sports Authority, 8.02% Bonds (GTD by National Public Finance Guarantee Corporation), 10/1/2026 (IDENTIFIED COST $2,107,040)	2,560,626
		Governments/Agencies – 0.5%
		Sovereign – 0.5%
975,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	1,055,437
2,475,000	[1,2]	State of Qatar, Series 144A, 5.25%, 1/20/2020	2,725,470
3,500,000		Sweden, Government of, 10.25%, 11/1/2015	3,518,515
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $7,875,476)	7,299,422
		COMMON STOCKS – 0.0%
		Automotive – 0.0%
8,473	[3]	General Motors Co.	220,468
		Utility - Electric – 0.0%
113	[3]	NRG Energy, Inc.	1,932
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,202,339)	222,400
		WARRANTS – 0.0%
		Automotive – 0.0%
7,703	[3]	General Motors Co., Warrants, Expiration Date 7/10/2016	130,720
7,703	[3]	General Motors Co., Warrants, Expiration Date 7/10/2019	88,430
		TOTAL WARRANTS (IDENTIFIED COST $1,361,229)	219,150
		Preferred Stocks – 0.4%
		Financial Institution - Brokerage – 0.0%
130,000	[3,4]	Lehman Brothers Holdings, Inc., Pfd., Series D	11,050
		Financial Institution - REITs – 0.4%
80,000		ProLogis, Inc., Cumulative REIT Perpetual Pfd. Stock, Series Q, $4.27, Annual Dividend	4,660,000
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $9,224,680)	4,671,050
		Asset-Backed Security – 0.0%
		Home Equity Loan – 0.0%
$40,698	[1,2]	125 Home Loan Owner Trust 1998-1A, Class B1, 9.76%, 2/15/2029 (IDENTIFIED COST $40,679)	33,677

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations – 0.0%
		Federal Home Loan Mortage Corporation – 0.0%
$300,000		Federal Home Loan Mortgage Corp. REMIC 3051F MY, 5.50%, 10/15/2025	340,247
		Non-Agency Mortgage – 0.0%
33,157	[1]	SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.985%, 1/28/2027	27,789
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $381,101)	368,036
		MUTUAL FUNDS – 31.1%[7]
15,476,568	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	15,476,568
62,608,313		High Yield Bond Portfolio	412,588,784
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $496,272,125)	428,065,352
		TOTAL INVESTMENTS — 98.6% (IDENTIFIED COST $1,360,687,626)[9]	1,358,916,596
		OTHER ASSETS AND LIABILITIES - NET — 1.4%[10]	19,679,416
		TOTAL NET ASSETS — 100%	$1,378,596,012

At February 29, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[3] U.S. Treasury Bonds Ultra Long – Short Futures	210	$33,022,500	June 2012	$(365,443)

The average notional value of short futures contracts held by the Fund throughout the period was $30,559,688. This is based on amounts held as of each month-end throughout the period.

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 29, 2012, these restricted securities amounted to $167,631,906, which represented 12.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At February 29, 2012, these liquid restricted securities amounted to $160,046,904, which represented 11.6% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at February 29, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$2,800,000	$3,016,645
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	10/31/1996 – 9/29/1999	$4,048,581	$4,540,568
SMFC Trust Asset-Backed Certificates, 1997-A, Class 4, 2.985%, 1/28/2027	2/4/1998	$86,852	$27,789
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
7	Affiliated holdings.
8	7-Day net yield.
9	At February 29, 2012, the cost of investments for federal tax purposes was $1,362,616,678. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $3,700,082. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $82,824,908 and net unrealized depreciation from investments for those securities having an excess of cost over value of $86,524,990.
10	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at February 29, 2012.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$915,348,726	$0	$915,348,726
Mortgage-Backed Securities	—	128,157	—	128,157
Municipal Bond	—	2,560,626	—	2,560,626
Governments/Agencies	—	7,299,422	—	7,299,422
Asset-Backed Security	—	33,677	—	33,677
Collateralized Mortgage Obligations	—	368,036	—	368,036
Equity Securities:
Common Stocks
Domestic	222,400	—	—	222,400
Preferred Stocks
Domestic	4,671,050	—	—	4,671,050
Warrants	219,150	—	—	219,150
Mutual Funds	428,065,352	—	—	428,065,352
TOTAL SECURITIES	$433,177,952	$925,738,644	$0	$1,358,916,596
OTHER FINANCIAL INSTRUMENTS**	$(365,443)	$ —	$ —	$(365,443)
*	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.
**	Other financial instruments include futures contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Corporate Bonds Securities
Balance as of December 1, 2011	$0
Balance as of February 29, 2012	$0
The total change in unrealized appreciation (depreciation) attributable to investments still held at February 29, 2012.	$ —

The following acronyms are used throughout this portfolio:

GTD	— Guaranteed
LP	— Limited Partnership
MTN	— Medium Term Note
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Investment Series Funds, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 23, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date April 23, 2012